Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other accounts payable and accrued expenses	[1]	$ 656	$ 560
Provisions	[2]	492	276
Contract liabilities with customers (note 3)	[3]	384	293
Interest payable		88	96
Other current liabilities		$ 1,620	$ 1,225

[1]	Other accounts payable and accrued expenses mainly refer to accrued fixed and variable employee benefits, insurance payments and accruals for public services. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.
[2]	Current provisions are detailed by concept in note 18.2 below.
[3]	As of December 31, 2023 and 2022, contract liabilities with customers included $339 and $253, respectively, of advances received from customers, as well as in 2023 and 2022 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 in both years. Note 3 includes the changes during the period of this caption.